Trade and other receivables - Summary Of Trade And Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of trade and other receivables [line items]
Trade and other receivables	$ 206	$ 196
Trade receivables
Disclosure of trade and other receivables [line items]
Current investments	138	119
Trade receivables | Cost
Disclosure of trade and other receivables [line items]
Current investments	161	141
Trade receivables | Loss allowance
Disclosure of trade and other receivables [line items]
Current investments	(23)	(22)
Payment cycle receivables
Disclosure of trade and other receivables [line items]
Current investments	68	77
Payment cycle receivables | Cost
Disclosure of trade and other receivables [line items]
Current investments	75	93
Payment cycle receivables | Loss allowance
Disclosure of trade and other receivables [line items]
Current investments	$ (7)	$ (16)